FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-1241

                            Eaton Vance Growth Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                       02109
    ----------------------------------------------------------------------
    (Address of principal executive offices)                    (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: N/A

Date of reporting period: July 1, 2003 through June 30, 2004

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 (Name of Registrant)  Eaton Vance Growth Trust

                             By (Signature and Title)  /s/ Thomas E. Faust, Jr,
                                                       -------------------------
                                                       President

Date August 31, 2004

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

         Eaton Vance-Atlanta Capital Large-Cap Growth Fund, a series of
                            Eaton Vance Growth Trust
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                       02109
    ----------------------------------------------------------------------
    (Address of principal executive offices)                    (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: September 30th

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the "Fund") is a feeder fund that invests exclusively in shares of Large-Cap Growth Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio was filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 1163473 and its file number is 811-10607.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

             Eaton Vance-Atlanta Capital Small-Cap Fund, a series of
                            Eaton Vance Growth Trust
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                       02109
    ----------------------------------------------------------------------
    (Address of principal executive offices)                    (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: September 30th

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance-Atlanta Capital Small-Cap Fund (the "Fund") is a feeder fund that invests exclusively in shares of Small-Cap Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio was filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 1163472 and its file number is 811-10609.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

         Eaton Vance-Atlanta Capital Intermediate Bond Fund, a series of
                            Eaton Vance Growth Trust
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                       02109
    ----------------------------------------------------------------------
    (Address of principal executive offices)                    (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: September 30th

Date of reporting period: July 1, 2003 through June 30, 2004

During the period, the Fund held no securities which required a proxy vote.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

               Eaton Vance Asian Small Companies Fund, a series of
                            Eaton Vance Growth Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                      02109
    ----------------------------------------------------------------------
    (Address of principal executive offices)                    (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: August 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Asian Small Companies Fund (the "Fund") is a feeder fund that invests exclusively in shares of Asian Small Companies Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio was filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 1006140 and its file number is 811-7529.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                   Eaton Vance Global Growth Fund, a series of
                            Eaton Vance Growth Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                      02109
    ----------------------------------------------------------------------
    (Address of principal executive offices)                    (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: August 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Global Growth Fund (the "Fund") is a feeder fund that invests exclusively in shares of Global Growth Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio was filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 946464 and its file number is 811-7303.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                      Eaton Vance Growth Fund, a series of
                            Eaton Vance Growth Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                      02109
    ----------------------------------------------------------------------
    (Address of principal executive offices)                    (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: August 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Growth Fund (the "Fund") is a feeder fund that invests exclusively in shares of Growth Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio was filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 925461 and its file number is 811-8558.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

               Eaton Vance Greater China Growth Fund, a series of
                            Eaton Vance Growth Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                      02109
    ----------------------------------------------------------------------
    (Address of principal executive offices)                    (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: August 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Greater China Growth Fund (the "Fund") is a feeder fund that invests exclusively in shares of Greater China Growth Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio was filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892885 and its file number is 811-7264.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

             Eaton Vance Worldwide Health Sciences Fund, a series of
                            Eaton Vance Growth Trust
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                     02109
    ----------------------------------------------------------------------
    (Address of principal executive offices)                   (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: August 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Worldwide Health Sciences Fund (the "Fund") is a feeder fund that invests exclusively in shares of Worldwide Health Sciences Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio was filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 1017967 and its file number is 811-07723.